COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 504
2015	507
2016	507
2017	482
2018 and thereafter	334
Total	$ 2,334